UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04997
Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	November 30
Date of reporting period:	February 29, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Dividend Income Fund	February 29, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 53.96%
Consumer Discretionary – 3.22%
Asian Pay Television Trust	4,826,100	$2,024,707
Bayerische Motoren Werke	4,870	395,629
Johnson Controls	205,500	7,492,530
Kering	1,688	293,700
Lowe’s	122,300	8,258,919
Nitori Holdings	6,186	475,120
Publicis Groupe	3,469	214,981
Sumitomo Rubber Industries	31,600	451,629
Techtronic Industries	126,000	481,376
Toyota Motor	15,500	808,133
Yue Yuen Industrial Holdings	215,000	764,349
		21,661,073
Consumer Staples – 5.98%
Archer-Daniels-Midland	217,600	7,607,296
Aryzta †	15,338	728,998
Carlsberg Class B	6,272	540,869
Coca-Cola	84,793	3,657,122
Coca-Cola Amatil	49,891	302,146
CVS Health	90,100	8,755,017
Japan Tobacco	17,500	695,886
Kraft Heinz	115,900	8,926,618
Mondelez International	214,100	8,677,473
Tesco †	156,155	389,766
		40,281,191
Diversified REITs – 0.38%
Lexington Realty Trust	136,900	1,059,606
Vornado Realty Trust ∞	10,700	924,052
Wereldhave	11,715	593,779
		2,577,437
Energy – 5.09%
California Resources	11,337	6,373
Chevron	100,400	8,377,376
CNOOC	334,000	347,924
ConocoPhillips	171,800	5,811,994
Halliburton	238,100	7,685,868
Marathon Oil	363,200	2,981,872
Occidental Petroleum	121,100	8,334,102
Subsea 7 †	5,181	32,778
Suncor Energy	13,800	337,401
TOTAL	8,187	366,945
		34,282,633

NQ-129 [2/16] 4/16 (16284)     1

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Financials – 5.86%
Allstate	144,600	$9,176,316
AXA	28,156	619,053
Bank of New York Mellon	207,700	7,350,503
Bank Rakyat Indonesia Persero	482,898	399,466
BB&T	237,800	7,647,648
ING Groep CVA	44,374	528,997
Marsh & McLennan	164,200	9,367,610
Mitsubishi UFJ Financial Group	163,300	704,690
Nordea Bank	76,526	761,142
Standard Chartered	67,886	403,871
UniCredit	92,514	343,652
Wells Fargo	47,000	2,205,240
		39,508,188
Healthcare – 9.26%
Baxalta	213,100	8,208,612
Cardinal Health	104,600	8,545,820
Express Scripts Holding †	107,830	7,589,075
Johnson & Johnson	89,700	9,437,337
Merck	169,700	8,520,637
Novartis	9,645	686,998
Pfizer	269,638	8,000,159
Quest Diagnostics @	136,200	9,061,386
Sanofi	10,484	830,734
STADA Arzneimittel	15,156	512,705
Teva Pharmaceutical Industries ADR	18,135	1,008,306
		62,401,769
Healthcare REIT – 0.08%
Healthcare Trust of America Class A ∞	19,600	545,076
		545,076
Hotel REIT – 0.19%
Pebblebrook Hotel Trust ∞	48,200	1,309,112
		1,309,112
Industrial REIT – 0.09%
Terreno Realty ∞	28,540	631,876
		631,876
Industrials – 4.70%
Deutsche Post	20,813	493,438
East Japan Railway	8,246	722,099
ITOCHU	59,589	702,507
Koninklijke Philips	21,509	546,109
Meggitt	76,267	441,206

2     NQ-129 [2/16] 4/16 (16284)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Industrials (continued)
Northrop Grumman	46,800	$8,995,896
Raytheon	72,800	9,016,280
Rexel	16,171	197,973
Teleperformance	9,218	711,661
Vinci	10,664	736,576
Waste Management	162,700	9,086,795
		31,650,540
Information Technology – 7.20%
CA @	333,764	9,775,948
CGI Group Class A †	21,146	884,756
Cisco Systems	348,800	9,131,584
Intel	277,400	8,208,266
Microsoft	181,009	9,209,738
Playtech	36,344	426,230
QUALCOMM	21,000	1,066,590
Samsung Electronics	696	663,509
Xerox	951,600	9,144,876
		48,511,497
Mall REITs – 0.82%
General Growth Properties ∞	70,400	1,937,408
Simon Property Group ∞	12,163	2,307,686
Taubman Centers ∞	17,600	1,246,432
		5,491,526
Manufactured Housing REIT – 0.12%
Equity LifeStyle Properties ∞	11,527	808,734
		808,734
Materials – 1.38%
Alamos Gold	21,952	100,593
EI du Pont de Nemours	136,000	8,278,320
Rexam	64,878	549,344
Rio Tinto	9,807	257,952
Yamana Gold	38,613	109,304
		9,295,513
Mixed REIT – 0.30%
Duke Realty ∞	99,100	2,049,388
		2,049,388
Multifamily REITs – 1.19%
ADO Properties 144A #†	64,401	1,929,415
American Campus Communities ∞	15,300	669,681
Apartment Investment & Management ∞	39,600	1,449,756
Equity Residential ∞	17,600	1,311,024
Gecina	8,692	1,075,159

NQ-129 [2/16] 4/16 (16284)     3

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Multifamily REITs (continued)
Vonovia	51,076	$1,586,362
		8,021,397
Office REITs – 1.77%
Boston Properties ∞	5,100	582,114
Brandywine Realty Trust ∞	121,600	1,496,896
Easterly Government Properties	147,400	2,520,540
Empire State Realty Trust ∞	51,900	813,792
Equity Commonwealth @†∞	61,100	1,627,093
Hudson Pacific Properties ∞	24,000	612,000
Intervest Offices & Warehouses †	66,160	1,701,062
Mack-Cali Realty	70,200	1,396,980
Paramount Group	50,100	757,512
SL Green Realty ∞	4,900	432,082
		11,940,071
Self-Storage REITs – 0.12%
CubeSmart ∞	26,400	789,360
		789,360
Shopping Center REITs – 0.91%
Brixmor Property Group	24,700	578,721
DDR ∞	71,900	1,202,887
First Capital Realty	39,503	572,253
Kimco Realty	42,300	1,131,525
Klepierre	15,999	666,155
Ramco-Gershenson Properties Trust ∞	38,000	638,400
Urban Edge Properties	29,300	712,576
Wheeler Real Estate Investment Trust @	500,130	595,155
		6,097,672
Single Tenant REIT – 0.41%
STORE Capital	115,400	2,786,910
		2,786,910
Specialty REITs - 0.32%
American Residential Properties ∞	90,300	1,434,867
EPR Properties	11,300	703,199
		2,138,066
Telecommunication Services – 3.00%
AT&T	253,500	9,366,825
Century Communications @=†	1,625,000	0
Mobile TeleSystems ADR	20,340	142,380
Nippon Telegraph & Telephone	23,974	1,015,235
Tele2 Class B	45,373	374,698

4     NQ-129 [2/16] 4/16 (16284)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Telecommunication Services (continued)
Verizon Communications	183,200	$9,293,736
		20,192,874
Utilities - 1.57%
Edison International	150,000	10,224,000
National Grid	24,736	330,369
		10,554,369
Total Common Stock (cost $333,517,592)		363,526,272

Exchange-Traded Funds – 1.20%
Market Vectors High Yield Municipal Index	52,800	1,642,608
ProShares Short High Yield†	139,900	3,989,948
SPDR Gold Shares†	20,800	2,467,712
Total Exchange-Traded Funds (cost $7,973,147)		8,100,268

Convertible Preferred Stock – 1.64%
Crown Castle International 4.50% exercise price $86.67,
expiration date 11/1/16	15,000	1,593,750
El Paso Energy Capital Trust I 4.75% exercise price
$50.00, expiration date 3/31/28 @	39,900	1,747,421
Exelon 6.50% exercise price $43.75, expiration date
6/1/17	41,750	1,851,613
Halcon Resources 5.75% exercise price $30.78, expiration
date 12/31/49 @	789	14,991
Huntington Bancshares 8.50% exercise price $11.95,
expiration date 12/31/49 @	1,437	1,945,698
Intelsat 5.75% exercise price $22.05, expiration date
5/1/16 @	12,351	63,361
Maiden Holdings 7.25% exercise price $15.17, expiration
date 9/15/16	34,260	1,534,848
Wells Fargo 7.50% exercise price $156.71, expiration date
12/31/49	1,989	2,330,690
Total Convertible Preferred Stock (cost $12,456,886)		11,082,372

	Principal amount°
Agency Mortgage-Backed Security – 2.13%
Fannie Mae S.F. 30 yr
3.00% 7/1/43	13,985,264	14,364,235
Total Agency Mortgage-Backed Security (cost $14,075,403)		14,364,235

NQ-129 [2/16] 4/16 (16284)     5

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Security – 0.07%
Banc of America Commercial Mortgage Trust
Series 2006-4 A4 5.634% 7/10/46	484,275	$485,190
Total Commercial Mortgage-Backed Security (cost $491,350)		485,190

Convertible Bonds – 7.89%
Capital Goods – 0.05%
Titan Machinery 3.75% exercise price $43.17, maturity
date 5/1/19 @	457,000	323,327
		323,327
Communications – 1.13%
Alaska Communications Systems Group 6.25% exercise
price $10.28, maturity date 5/1/18 @	2,913,000	2,847,457
Clearwire Communications 144A 8.25% exercise price
$7.08, maturity date 12/1/40 #@	2,548,000	2,471,560
Liberty Interactive 144A 1.00% exercise price $64.23,
maturity date 9/30/43 #	2,662,000	2,307,621
		7,626,638
Consumer Cyclical – 0.41%
Meritor 4.00% exercise price $26.73, maturity date
2/15/27 ϕ	3,072,000	2,747,520
		2,747,520
Consumer Non-Cyclical – 1.43%
HealthSouth 2.00% exercise price $38.08, maturity date
12/1/43	1,718,000	1,847,924
Hologic 0.00% exercise price $38.59, maturity date
12/15/43 †ϕ	1,666,000	2,085,624
Spectrum Pharmaceuticals 2.75% exercise price $10.53,
maturity date 12/15/18 @	2,710,000	2,127,350
Vector Group 1.75% exercise price $24.64, maturity date
4/15/20 ●	2,566,000	2,849,864
Vector Group 2.50% exercise price $15.98, maturity date
1/15/19 ●	481,000	717,649
		9,628,411
Energy – 0.11%
Helix Energy Solutions Group 3.25% exercise price
$25.02, maturity date 3/15/32	1,387,000	758,516
		758,516
Financials – 1.21%
BGC Partners 4.50% exercise price $9.84, maturity date
7/15/16	2,293,000	2,360,357
GAIN Capital Holdings 4.125% exercise price $12.00,
maturity date 12/1/18 @	2,037,000	1,960,613
Jefferies Group 3.875% exercise price $44.53, maturity
date 11/1/29	1,984,000	1,956,720

6     NQ-129 [2/16] 4/16 (16284)

(Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Financials (continued)
New Mountain Finance 5.00% exercise price $15.93,
maturity date 6/15/19 @	1,943,000	$1,884,710
		8,162,400
Industrials – 0.35%
Chart Industries 2.00% exercise price $69.03, maturity
date 8/1/18 @	1,424,000	1,189,930
General Cable 4.50% exercise price $33.38, maturity date
11/15/29 @ϕ	3,105,000	1,168,256
		2,358,186
Real Estate Investment Trusts – 1.35%
Blackstone Mortgage Trust 5.25% exercise price $28.36,
maturity date 12/1/18	3,147,000	3,194,205
Campus Crest Communities Operating Partnership 144A
4.75% exercise price $12.56, maturity date 10/15/18 #@	1,567,000	1,557,206
Spirit Realty Capital 3.75% exercise price $13.10, maturity
date 5/15/21 @	2,470,000	2,442,225
VEREIT 3.75% exercise price $14.99, maturity date
12/15/20 @	2,076,000	1,919,013
		9,112,649
Technology – 1.85%
Blucora 4.25% exercise price $21.66, maturity date 4/1/19	1,247,000	910,310
Cardtronics 1.00% exercise price $52.35, maturity date
12/1/20	3,192,000	3,030,405
Ciena 144A 3.75% exercise price $20.17, maturity date
10/15/18 #	1,154,000	1,421,584
Electronics For Imaging 0.75% exercise price $52.72,
maturity date 9/1/19	1,673,000	1,691,821
j2 Global 3.25% exercise price $69.21, maturity date
6/15/29	1,417,000	1,734,054
Nuance Communications 2.75% exercise price $32.30,
maturity date 11/1/31	1,928,000	1,914,745
PROS Holdings 144A 2.00% exercise price $33.79,
maturity date 12/1/19 #	2,263,000	1,731,195
		12,434,114
Total Convertible Bonds (cost $57,358,047)		53,151,761

Corporate Bonds – 12.55%
Automotive – 0.14%
American Tire Distributors 144A 10.25% 3/1/22 #	490,000	423,850
Goodyear Tire & Rubber 5.125% 11/15/23	510,000	526,575
		950,425
Banking – 0.54%
JPMorgan Chase 6.75% 8/29/49 ●	770,000	817,163

NQ-129 [2/16] 4/16 (16284)     7

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Lloyds Banking Group 7.50% 4/30/49 ●	415,000	$389,063
Popular 7.00% 7/1/19	700,000	672,875
Royal Bank of Scotland Group 8.00% 12/29/49 ●	785,000	718,275
Santander Issuances 5.179% 11/19/25	200,000	186,341
US Bancorp 5.125% 12/29/49 ●	830,000	833,984
		3,617,701
Basic Industry – 1.25%
AK Steel 7.625% 5/15/20	363,000	221,430
ArcelorMittal
6.50% 3/1/21	360,000	325,800
10.85% 6/1/19	115,000	121,613
Ball
4.375% 12/15/20	195,000	204,141
5.25% 7/1/25	720,000	753,300
Berry Plastics 144A 6.00% 10/15/22 #	425,000	444,125
Builders FirstSource
144A 7.625% 6/1/21 #	374,000	381,480
144A 10.75% 8/15/23 #	490,000	459,130
Cemex 144A 7.25% 1/15/21 #	665,000	666,663
Chemours
144A 6.625% 5/15/23 #	185,000	134,587
144A 7.00% 5/15/25 #	160,000	116,400
CPG Merger Sub 144A 8.00% 10/1/21 #@	165,000	152,625
Freeport-McMoRan 2.30% 11/14/17	160,000	147,200
Huntington Ingalls Industries 144A 5.00% 12/15/21 #	135,000	142,594
James Hardie International Finance 144A
5.875% 2/15/23 #	445,000	445,000
Joseph T Ryerson & Son 11.25% 10/15/18 @	174,000	115,710
Kissner Milling 144A 7.25% 6/1/19 #@	275,000	245,437
NCI Building Systems 144A 8.25% 1/15/23 #	355,000	369,200
New Gold
144A 6.25% 11/15/22 #	201,000	144,217
144A 7.00% 4/15/20 #	210,000	177,187
NOVA Chemicals 144A 5.00% 5/1/25 #	420,000	412,650
Rayonier AM Products 144A 5.50% 6/1/24 #	349,000	283,563
Standard Industries
144A 5.125% 2/15/21 #	100,000	102,500
144A 5.50% 2/15/23 #	170,000	172,975
144A 6.00% 10/15/25 #	290,000	296,163
Steel Dynamics 5.50% 10/1/24	495,000	465,300
Summit Materials
6.125% 7/15/23	605,000	542,987

8     NQ-129 [2/16] 4/16 (16284)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Summit Materials
144A 8.50% 4/15/22 #	130,000	$130,000
TPC Group 144A 8.75% 12/15/20 #	348,000	220,980
		8,394,957
Capital Goods – 0.74%
Ardagh Packaging Finance 144A 6.00% 6/30/21 #	600,000	552,000
BWAY Holding 144A 9.125% 8/15/21 #	649,000	541,915
Gardner Denver 144A 6.875% 8/15/21 #	747,000	500,490
KLX 144A 5.875% 12/1/22 #	365,000	349,487
MTW Foodservice Escrow 144A 9.50% 2/15/24 #	150,000	158,813
Orbital ATK 144A 5.50% 10/1/23 #	280,000	290,500
Plastipak Holdings 144A 6.50% 10/1/21 #	555,000	535,575
Reynolds Group Issuer
6.875% 2/15/21	355,000	368,313
8.25% 2/15/21	210,000	207,375
Signode Industrial Group 144A 6.375% 5/1/22 #	555,000	474,525
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	555,000	518,925
TransDigm
6.00% 7/15/22	190,000	186,200
6.50% 7/15/24	335,000	328,300
		5,012,418
Consumer Cyclical – 1.27%
American Builders & Contractors Supply 144A
5.75% 12/15/23 #	155,000	160,037
Aramark Services 144A 5.125% 1/15/24 #	470,000	493,500
Beacon Roofing Supply 144A 6.375% 10/1/23 #	395,000	418,700
Boyd Gaming 6.875% 5/15/23	510,000	526,575
Caleres 6.25% 8/15/23	405,000	402,975
Group 1 Automotive 144A 5.25% 12/15/23 #	350,000	329,875
L Brands 144A 6.875% 11/1/35 #	575,000	613,094
LKQ 4.75% 5/15/23	240,000	231,600
M/I Homes 6.75% 1/15/21	420,000	408,450
Mattamy Group 144A 6.50% 11/15/20 #	690,000	600,300
MGM Resorts International 6.00% 3/15/23	820,000	842,550
Mohegan Tribal Gaming Authority
144A 9.75% 9/1/21 #	305,000	305,000
9.75% 9/1/21	180,000	180,000
Pinnacle Entertainment
6.375% 8/1/21	260,000	277,225
7.75% 4/1/22	223,000	244,185
PulteGroup 5.50% 3/1/26	120,000	121,950
Rite Aid 144A 6.125% 4/1/23 #	320,000	342,800

NQ-129 [2/16] 4/16 (16284)     9

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Sabre GLBL 144A 5.25% 11/15/23 #	530,000	$540,600
Sally Holdings 5.625% 12/1/25	450,000	470,250
Scotts Miracle-Gro 144A 6.00% 10/15/23 #	515,000	538,175
Tempur Sealy International 144A 5.625% 10/15/23 #	490,000	499,800
		8,547,641
Consumer Non-Cyclical – 1.14%
Amsurg 5.625% 7/15/22	530,000	547,887
Constellation Brands
4.25% 5/1/23	195,000	203,044
4.75% 11/15/24	240,000	252,300
4.75% 12/1/25	155,000	162,556
Cott Beverages
5.375% 7/1/22	195,000	194,513
6.75% 1/1/20	205,000	216,275
Dean Foods 144A 6.50% 3/15/23 #	420,000	442,970
ExamWorks Group 5.625% 4/15/23	505,000	509,419
JBS USA 144A 5.75% 6/15/25 #	1,705,000	1,474,825
Kronos Acquisition Holdings 144A 9.00% 8/15/23 #	490,000	428,750
Pinnacle Foods Finance 144A 5.875% 1/15/24 #	365,000	385,987
Post Holdings
7.375% 2/15/22	365,000	388,269
144A 7.75% 3/15/24 #	445,000	488,387
Prestige Brands
144A 5.375% 12/15/21 #	550,000	545,875
144A 6.375% 3/1/24 #	95,000	98,325
Spectrum Brands
5.75% 7/15/25	50,000	52,937
6.125% 12/15/24	265,000	281,563
6.625% 11/15/22	200,000	216,250
SUPERVALU 7.75% 11/15/22	515,000	404,275
Team Health 144A 7.25% 12/15/23 #	340,000	357,850
		7,652,257
Energy – 0.42%
AmeriGas Finance 7.00% 5/20/22	405,000	417,656
Calumet Specialty Products Partners 7.625% 1/15/22	605,000	363,756
Genesis Energy 5.75% 2/15/21	350,000	290,500
Murphy Oil USA 6.00% 8/15/23	525,000	539,437
Noble Energy 5.625% 5/1/21	470,000	424,888
NuStar Logistics 6.75% 2/1/21	500,000	427,500
Targa Resources Partners 144A 6.75% 3/15/24 #	405,000	345,263
		2,809,000

10     NQ-129 [2/16] 4/16 (16284)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Financials – 0.16%
Ally Financial 5.75% 11/20/25	550,000	$535,563
International Lease Finance 5.875% 8/15/22	485,000	517,737
		1,053,300
Healthcare – 1.38%
Air Medical Merger Sub 144A 6.375% 5/15/23 #	570,000	498,750
Centene Escrow
144A 5.625% 2/15/21 #	240,000	251,400
144A 6.125% 2/15/24 #	145,000	154,244
Community Health Systems 6.875% 2/1/22	592,000	510,600
DaVita HealthCare Partners 5.00% 5/1/25	1,000,000	1,000,000
HCA
5.375% 2/1/25	500,000	510,000
5.875% 2/15/26	335,000	345,887
HealthSouth
144A 5.75% 11/1/24 #	295,000	299,425
5.75% 11/1/24	55,000	55,825
144A 5.75% 9/15/25 #	265,000	264,337
Hill-Rom Holdings 144A 5.75% 9/1/23 #	545,000	562,713
IASIS Healthcare 8.375% 5/15/19	850,000	811,750
Kinetic Concepts
10.50% 11/1/18	239,000	221,673
12.50% 11/1/19	395,000	307,359
LifePoint Health 5.875% 12/1/23	595,000	620,287
Mallinckrodt International Finance
4.75% 4/15/23	200,000	177,500
144A 5.625% 10/15/23 #	355,000	350,563
MEDNAX 144A 5.25% 12/1/23 #	545,000	566,119
MPH Acquisition Holdings 144A 6.625% 4/1/22 #	360,000	363,600
Sterigenics-Nordion Holdings 144A 6.50% 5/15/23 #	525,000	494,813
Tenet Healthcare
6.75% 6/15/23	120,000	109,350
8.125% 4/1/22	550,000	543,466
Valeant Pharmaceuticals International
144A 5.375% 3/15/20 #	220,000	200,200
144A 6.75% 8/15/18 #	115,000	111,550
		9,331,411
Insurance – 0.24%
HUB International
144A 7.875% 10/1/21 #	680,000	610,300
144A 9.25% 2/15/21 #	155,000	158,875
USI 144A 7.75% 1/15/21 #	456,000	421,230

NQ-129 [2/16] 4/16 (16284)     11

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
XLIT 6.50% 12/29/49 ●	573,000	$402,533
		1,592,938
Media – 1.59%
Altice Luxembourg 144A 7.75% 5/15/22 #	435,000	423,037
Altice US Finance 144A 7.75% 7/15/25 #	200,000	186,500
CCO Holdings
144A 5.375% 5/1/25 #	245,000	243,163
144A 5.875% 4/1/24 #	75,000	76,781
144A 5.875% 5/1/27 #	470,000	471,175
CCOH Safari 144A 5.75% 2/15/26 #	395,000	397,026
Columbus International 144A 7.375% 3/30/21 #	280,000	291,690
CSC Holdings 5.25% 6/1/24	540,000	463,050
DISH DBS 5.875% 11/15/24	435,000	392,501
Gray Television 7.50% 10/1/20	407,000	429,385
Lamar Media 144A 5.75% 2/1/26 #	492,000	510,755
Midcontinent Communications & Midcontinent Finance
144A 6.875% 8/15/23 #	325,000	332,313
Neptune Finco
144A 6.625% 10/15/25 #	200,000	211,500
144A 10.125% 1/15/23 #	220,000	237,325
144A 10.875% 10/15/25 #	200,000	216,500
Nielsen Finance 144A 5.00% 4/15/22 #	550,000	558,937
Numericable-SFR 144A 6.00% 5/15/22 #	590,000	587,050
RCN Telecom Services 144A 8.50% 8/15/20 #	465,000	450,469
Sinclair Television Group 144A 5.625% 8/1/24 #	790,000	791,975
Sirius XM Radio 144A 5.375% 4/15/25 #	735,000	735,000
Tribune Media 144A 5.875% 7/15/22 #	550,000	551,375
Unitymedia 144A 6.125% 1/15/25 #	400,000	413,500
Univision Communications 144A 8.50% 5/15/21 #	530,000	534,637
VTR Finance 144A 6.875% 1/15/24 #	665,000	626,763
WideOpenWest Finance 10.25% 7/15/19	605,000	553,575
		10,685,982
REITs – 0.84%
Brixmor Operating Partnership 3.875% 8/15/22	1,600,000	1,489,549
Communications Sales & Leasing
144A 6.00% 4/15/23 #	210,000	203,131
8.25% 10/15/23	255,000	228,863
Crown Castle International 4.45% 2/15/26	495,000	503,142
Equinix 5.875% 1/15/26	525,000	549,937
ESH Hospitality 144A 5.25% 5/1/25 #	800,000	780,000
Iron Mountain
144A 6.00% 10/1/20 #	255,000	270,937

12     NQ-129 [2/16] 4/16 (16284)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
REITs (continued)
Iron Mountain
6.00% 8/15/23	15,000	$15,975
VEREIT Operating Partnership 2.00% 2/6/17	1,650,000	1,627,725
		5,669,259
Services – 0.63%
ADT 6.25% 10/15/21	525,000	514,500
Ashtead Capital 144A 6.50% 7/15/22 #	400,000	413,000
Avis Budget Car Rental 144A 5.25% 3/15/25 #	350,000	311,063
BlueLine Rental Finance 144A 7.00% 2/1/19 #	400,000	295,000
GEO Group 5.125% 4/1/23	265,000	254,400
GFL Escrow 144A 9.875% 2/1/21 #	355,000	362,100
Hertz 7.50% 10/15/18	115,000	116,725
OPE KAG Finance Sub 144A 7.875% 7/31/23 #	470,000	457,663
Service International 5.375% 5/15/24	275,000	293,906
United Rentals North America 5.75% 11/15/24	635,000	622,173
Vander Intermediate Holding II 144A PIK 9.75% 2/1/19 #❆	255,000	89,888
XPO Logistics 144A 6.50% 6/15/22 #	575,000	546,250
		4,276,668
Technology – 0.78%
CDW 5.50% 12/1/24	254,000	262,890
CommScope 144A 5.50% 6/15/24 #	305,000	296,994
Emdeon 144A 6.00% 2/15/21 #	495,000	461,587
Entegris 144A 6.00% 4/1/22 #	420,000	426,825
First Data 144A 7.00% 12/1/23 #	1,103,000	1,105,757
Infor US 144A 6.50% 5/15/22 #	735,000	639,450
Micron Technology
144A 5.25% 1/15/24 #	230,000	193,775
144A 5.625% 1/15/26 #	130,000	105,625
Microsemi 144A 9.125% 4/15/23 #	500,000	531,250
NXP 144A 5.75% 3/15/23 #	745,000	772,937
Sensata Technologies UK Financing 144A
6.25% 2/15/26 #	285,000	302,100
Solera 144A 10.50% 3/1/24 #	190,000	180,500
		5,279,690
Telecommunications – 1.23%
CenturyLink 6.75% 12/1/23	615,000	603,469
Cogent Communications Finance 144A
5.625% 4/15/21 #@	435,000	414,337
Cogent Communications Group 144A 5.375% 3/1/22 #	190,000	184,775
CommScope Technologies Finance 144A 6.00% 6/15/25 #	395,000	393,025
Digicel 144A 6.75% 3/1/23 #	550,000	471,625

NQ-129 [2/16] 4/16 (16284)     13

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Digicel Group
144A 7.125% 4/1/22 #	1,250,000	$900,000
144A 8.25% 9/30/20 #	560,000	439,600
Frontier Communications
144A 10.50% 9/15/22 #	235,000	238,231
144A 11.00% 9/15/25 #	500,000	502,500
Level 3 Financing 5.375% 5/1/25	720,000	735,300
Sable International Finance 144A 6.875% 8/1/22 #	280,000	268,100
Sprint
7.125% 6/15/24	490,000	351,575
7.25% 9/15/21	490,000	371,175
7.875% 9/15/23	10,000	7,450
Sprint Communications
144A 7.00% 3/1/20 #	110,000	108,625
144A 9.00% 11/15/18 #	425,000	443,317
T-Mobile USA
6.00% 3/1/23	245,000	253,575
6.375% 3/1/25	90,000	91,237
6.50% 1/15/26	150,000	152,755
Wind Acquisition Finance 144A 7.375% 4/23/21 #	515,000	476,375
Zayo Group 6.00% 4/1/23	885,000	876,150
		8,283,196
Utilities – 0.20%
AES 5.50% 4/15/25	410,000	371,050
Calpine
5.375% 1/15/23	195,000	182,813
5.50% 2/1/24	325,000	294,125
DPL 6.75% 10/1/19	295,000	297,213
Enel 144A 8.75% 9/24/73 #●	200,000	218,000
		1,363,201
Total Corporate Bonds (cost $88,942,256)		84,520,044

Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income Pass Through Trust
Series 2007-B 144A 0.00% 1/15/87 #⧫	1,300,000	0
Total Leveraged Non-Recourse Security (cost $1,105,000)		0

Municipal Bonds – 1.08%
California State
(Various Purposes) 5.00% 11/1/43	1,000,000	1,165,170

14     NQ-129 [2/16] 4/16 (16284)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
California Statewide Communities Development Authority
(California Baptist University) Series A 6.375% 11/1/43	1,000,000	$1,110,510
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.25% 1/1/45	1,250,000	1,404,187
Dallas/Fort Worth International Airport, Texas
Series H 5.00% 11/1/42 (AMT)	1,000,000	1,089,400
New York State Thruway Authority
Series J 5.00% 1/1/41	1,000,000	1,131,280
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	65,000	78,339
Series A 7.50% 6/1/49	325,000	398,547
Utility Debt Securitization Authority, New York
(Restructuring) Series TE 5.00% 12/15/41	750,000	877,957
Total Municipal Bonds (cost $6,434,464)		7,255,390

Senior Secured Loans – 1.26%«
Accudyne Industries Borrower 1st Lien 4.00% 12/13/19	337,125	277,917
Albertson’s Tranche B4 1st Lien 5.50% 8/25/21	539,904	527,231
Amaya Holdings 1st Lien 5.00% 8/1/21	550,000	512,188
Applied Systems 2nd Lien 7.50% 1/23/22 @	560,223	516,106
Atkore International 2nd Lien 7.75% 10/9/21	105,000	96,075
Avago Technologies Cayman Finance Tranche B 1st Lien
4.25% 2/1/23	550,000	541,836
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20 @	572,000	477,263
Blue Ribbon 1st Lien 5.50% 11/13/21	305,000	301,950
Blue Ribbon 2nd Lien 9.25% 11/13/22	105,000	102,375
Flint Group 2nd Lien 8.25% 9/7/22 @	530,000	491,575
FMG Resources August 2006 Pty 1st Lien 4.25% 6/30/19	343,320	265,215
Hertz Tranche B2 1st Lien 3.00% 3/11/18	104,731	102,846
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	805,000	803,491
KIK Custom Products 1st Lien 6.00% 8/26/22 @	254,363	236,981
MacDermid Tranche B 1st Lien 5.50% 6/7/20	239,400	218,976
Maple Holdings Acquisition Tranche B 1st Lien
5.25% 1/23/23	335,000	329,188
Marina District Finance Tranche B 1st Lien 6.50% 8/15/18	440,350	441,359
Mauser Holding 2nd Lien 8.75% 7/31/22 @	290,000	244,325
Microsemi Tranche B 1st Lien 5.25% 1/15/23	72,794	72,721
Penney (J.C.) 1st Lien 6.00% 5/22/18	542,219	537,814
PET Acquisition Merger Sub Tranche B1 1st Lien
5.75% 1/15/23 @	510,000	500,246
Rite Aid 2nd Lien 5.75% 8/21/20	220,000	220,550
Solera Holdings Tranche B 1st Lien 5.75% 2/28/23	185,000	179,450

NQ-129 [2/16] 4/16 (16284)     15

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Stardust Finance Holdings Tranche B 1st Lien
6.50% 3/13/22 @	505,000	$461,444
Total Senior Secured Loans (cost $8,815,273)		8,459,122

Sovereign Bonds – 0.51%Δ
Indonesia – 0.51%
Indonesia Government International Bond
144A 5.125% 1/15/45 #	1,500,000	1,427,239
144A 6.75% 1/15/44 #	1,800,000	1,994,270
Total Sovereign Bonds (cost $3,659,250)		3,421,509

U.S. Treasury Obligations – 4.15%
U.S. Treasury Bond
3.00% 11/15/45	455,000	491,578
U.S. Treasury Notes
1.375% 1/31/21	5,240,000	5,274,385
1.75% 9/30/22	5,000,000	5,079,295
2.25% 11/15/25	16,395,000	17,125,725
Total U.S. Treasury Obligations (cost $27,140,867)		27,970,983

	Number of shares
Master Limited Partnership – 0.35%
Valero Energy Partners	51,100	2,380,238
Total Master Limited Partnership (cost $2,300,080)		2,380,238

Preferred Stock – 0.75%
Bank of America 6.50% ●	995,000	1,016,144
Equity Commonwealth 7.25%	34,949	876,870
Freddie Mac 6.02%	40,000	100,800
GMAC Capital Trust I 6.402% ●	17,000	412,420
Morgan Stanley 5.55% ●	835,000	810,994
NorthStar Realty Finance 8.50%	31,900	666,710
Taubman Centers 6.50%	20,433	530,236
Vornado Realty Trust 6.625%	24,900	642,420
Total Preferred Stock (cost $6,007,314)		5,056,594

Warrant – 0.00%
Wheeler Real Estate Investment Trust strike price $5.50,
expiration date 4/29/19 †	43,188	1,084
Total Warrant (cost $358)		1,084

16     NQ-129 [2/16] 4/16 (16284)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 12.96%
Discount Notes – 8.69%≠
Federal Home Loan Bank
0.00% 3/1/16	1,193,787	$1,193,787
0.18% 3/7/16	1,739,533	1,739,455
0.19% 3/22/16	4,237,783	4,237,113
0.295% 3/2/16	624,677	624,672
0.31% 3/9/16	2,499,243	2,499,093
0.31% 3/14/16	21,087,814	21,085,747
0.32% 4/13/16	2,524,129	2,523,180
0.335% 5/2/16	4,462,733	4,460,117
0.34% 4/22/16	4,885,987	4,883,764
0.37% 4/15/16	1,939,235	1,938,471
0.375% 4/21/16	1,270,650	1,270,083
0.375% 5/18/16	5,912,352	5,907,995
0.387% 5/27/16	4,412,725	4,409,098
0.53% 8/15/16	1,790,681	1,787,275
		58,559,850
Repurchase Agreements – 4.27%
Bank of America Merrill Lynch
0.24%, dated 2/29/16, to be repurchased on 3/1/16,
repurchase price $8,717,116 (collateralized by U.S.
government obligations 0.00%
11/15/18–5/15/26; market value $8,891,399)	8,717,058	8,717,058
Bank of Montreal
0.28%, dated 2/29/16, to be repurchased on 3/1/16,
repurchase price $14,528,543 (collateralized by
U.S. government obligations 0.00%–8.75%
4/15/16–2/15/44; market value $14,819,004)	14,528,429	14,528,429
BNP Paribas
0.29%, dated 2/29/16, to be repurchased on 3/1/16,
repurchase price $5,520,557 (collateralized by
U.S. government obligations 0.00%–4.50%
10/31/19–2/15/43; market value $5,630,927)	5,520,513	5,520,513
		28,766,000
Total Short-Term Investments (cost $87,323,423)		87,325,850

Total Value of Securities Before Securities
Sold Short – 100.50%
(cost $657,600,710)		677,100,912

NQ-129 [2/16] 4/16 (16284)     17

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Number of shares	Value (U.S. $)
Security Sold Short – (0.56%)
iShares U.S. Real Estate ETF JDR	(53,100)	$(3,795,057)
Total Security Sold Short
(proceeds $4,005,898)		(3,795,057)
Total Value of Securities – 99.94%
(cost $653,594,812)		673,305,855
Receivables and Other Assets Net of Liabilities – 0.06%★		411,624
Net Assets Applicable to 53,753,688 Shares Outstanding – 100.00%		$673,717,479

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $62,053,691, which represents 9.21% of the Fund’s net assets.

@	Illiquid security. At Feb. 29, 2016, the aggregate value of illiquid securities was $48,578,749, which represents 7.21% of the Fund’s net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

❆	100% of the income received was in the form of cash.
★	Includes $1,121,939 cash collateral for swap contract as of Feb. 29, 2016.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Feb. 29, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of Feb. 29, 2016. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for security sold short.
Δ	Securities have been classified by country of origin.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Feb. 29, 2016.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Feb. 29, 2016.

18     NQ-129 [2/16] 4/16 (16284)

(Unaudited)

The following swap contract was outstanding at Feb. 29, 2016:

Swap Contract
CDS Contract1

	Swap		Annual			Unrealized
	Referenced		Protection	Termination	Upfront	Appreciation
Counterparty	Obligation	Notional Value[2]	Payments	Date	Payment	(Depreciation)[3]
Protection
Purchased:
JPMC -
ICE	CDX.NA.HY.25[4]	30,000,000	5.00%	12/20/20	$48,368	$210,447

The use of swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(219,200).

4Markit’s CDX.NA.HY Index is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
CDS – Credit Default Swap
CVA – Dutch Certificate
ETF – Exchange-Traded Fund
ICE – Intercontinental Exchange, Inc.
JDR – Japanese Depositary Receipt
JPMC – JPMorgan Chase Bank
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
S.F. – Single Family
yr – Year

NQ-129 [2/16] 4/16 (16284)     19

Notes
Delaware Dividend Income Fund	February 29, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V (Trust) - Delaware Dividend Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

20     NQ-129 [2/16] 4/16 (16284)

(Unaudited)

2. Investments

At Feb. 29, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 29, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$653,594,812
Aggregate unrealized appreciation of investments	$68,265,238
Aggregate unrealized depreciation of investments	(48,554,195)
Net unrealized appreciation of investments	$19,711,043

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –

Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities) Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-129 [2/16] 4/16 (16284)     21

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 29, 2016:

Securities	Level 1	Level 2	Level 3	Total
Assets
Common Stock
Consumer Discretionary	$15,751,449	$5,909,624	$—	$21,661,073
Consumer Staples	37,623,526	2,657,665	—	40,281,191
Diversified REITs	1,983,658	593,779	—	2,577,437
Energy	33,534,986	747,647	—	34,282,633
Financials	35,747,317	3,760,871	—	39,508,188
Healthcare	60,371,332	2,030,437	—	62,401,769
Healthcare REIT	545,076	—	—	545,076
Hotel REIT	1,309,112	—	—	1,309,112
Industrial REIT	631,876	—	—	631,876
Industrials	27,098,971	4,551,569	—	31,650,540
Information Technology	47,421,758	1,089,739	—	48,511,497
Mall REITs	5,491,526	—	—	5,491,526
Manufactured Housing REIT	808,734	—	—	808,734
Materials	8,488,217	807,296	—	9,295,513
Mixed REIT	2,049,388	—	—	2,049,388
Multifamily REITs	5,359,876	2,661,521	—	8,021,397
Office REITs	11,940,071	—	—	11,940,071
Self-Storage REITs	789,360	—	—	789,360
Shopping Center REITs	5,431,517	666,155	—	6,097,672
Single Tenant REIT	2,786,910	—	—	2,786,910
Specialty REITs	2,138,066	—	—	2,138,066
Telecommunication Services	18,802,941	1,389,933	—	20,192,874
Utilities	10,224,000	330,369	—	10,554,369
Exchange-Traded Funds	8,100,268	—	—	8,100,268
Convertible Preferred Stock[1]	11,067,381	14,991	—	11,082,372
Agency, Asset- & Mortgage-Backed Securities	—	14,849,425	—	14,849,425
Corporate Debt	—	137,671,805	—	137,671,805
Foreign Debt	—	3,421,509	—	3,421,509
Municipal Bonds	—	7,255,390	—	7,255,390
Senior Secured Loans	—	8,459,122	—	8,459,122
Preferred Stock[1]	3,128,656	1,927,938	—	5,056,594
Master Limited Partnership	2,380,238	—	—	2,380,238
Warrant	1,084	—	—	1,084
U.S. Treasury Obligation	—	27,970,983	—	27,970,983
Short-Term Investments	—	87,325,850	—	87,325,850
Liabilities:
Security Sold Short	(3,795,057)	—	—	(3,795,057)

Total Value of Securities	$357,212,237	$316,093,618	$—	$673,305,855

22     NQ-129 [2/16] 4/16 (16284)

(Unaudited)

Securities	Level 1	Level 2	Level 3	Total
Swap Contract	$—	$210,447	$—	$210,447

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	99.86%	0.14%	—	100.00%
Preferred Stock	61.87%	38.13%	—	100.00%

As a result of utilizing international fair value pricing as of Feb. 29, 2016, a portion of the Fund’s common stock was categorized as Level 2.

During the period ended Feb. 29, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 29, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-129 [2/16] 4/16 (16284)     23

Schedule of investments
Delaware Small Cap Core Fund	February 29, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 96.24%
Basic Materials – 6.87%
Balchem	83,900	$5,308,353
Boise Cascade †	193,565	3,240,278
Chemtura †	213,000	5,373,990
Continental Building Products †	514,400	8,683,072
Kaiser Aluminum	112,300	8,603,303
Minerals Technologies	204,400	10,387,608
Neenah Paper	170,200	10,307,312
Quaker Chemical	105,300	8,193,393
Worthington Industries	358,300	11,146,713
		71,244,022
Business Services – 5.36%
Convergys	358,000	9,229,240
Essendant	295,400	8,705,438
Kforce	424,475	6,766,132
On Assignment †	266,800	8,807,068
TeleTech Holdings	253,100	7,010,870
U.S. Ecology	145,280	5,375,360
WageWorks †	201,693	9,715,552
		55,609,660
Capital Goods – 9.36%
AAON	414,830	10,287,784
Actuant Class A	214,600	5,023,786
Applied Industrial Technologies	253,740	9,768,990
Barnes Group	327,900	11,250,249
Columbus McKinnon	410,061	5,679,345
ESCO Technologies	277,587	9,907,080
Esterline Technologies †	36,000	2,016,360
Federal Signal	424,600	5,035,756
Granite Construction	275,141	11,404,594
Kadant @	192,338	7,341,541
KLX †	151,500	4,240,485
MYR Group †	245,500	5,506,565
Rofin-Sinar Technologies †	59,800	1,335,932
Tetra Tech	304,200	8,374,626
		97,173,093
Communications Services – 1.43%
Atlantic Tele-Network	113,584	8,171,233
InterXion Holding †	186,191	5,812,883
RigNet †	67,535	891,462
		14,875,578
Consumer Discretionary – 4.22%
Boot Barn Holdings †	364,100	3,699,256

NQ-480 [2/16] 4/16 (16279)       1

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Consumer Discretionary (continued)
Express †	521,100	$8,978,553
G-III Apparel Group †	257,900	13,604,225
Madden (Steven) †	296,550	10,438,560
Malibu Boats Class A @†	458,000	7,076,100
		43,796,694
Consumer Services – 3.98%
Buffalo Wild Wings †	9,220	1,462,753
Cheesecake Factory	125,000	6,237,500
Del Frisco’s Restaurant Group †	486,400	7,510,016
Fiesta Restaurant Group †	246,700	8,170,704
Jack in the Box	131,480	9,039,250
Popeyes Louisiana Kitchen †	162,620	8,861,164
		41,281,387
Consumer Staples – 2.52%
Casey’s General Stores	99,700	10,525,329
J&J Snack Foods	79,886	8,850,570
Prestige Brands Holdings †	137,300	6,713,970
		26,089,869
Credit Cyclicals – 1.00%
Tenneco †	228,500	10,401,320
		10,401,320
Energy – 1.54%
Bonanza Creek Energy †	269,500	501,270
Bristow Group	52,950	805,369
Carrizo Oil & Gas †	252,600	5,430,900
Parsley Energy Class A †	192,909	3,545,667
RSP Permian †	236,915	5,664,638
		15,947,844
Financials – 17.27%
American Equity Investment Life Holding	417,900	5,683,440
BBCN Bancorp	537,280	7,688,477
Bryn Mawr Bank	117,800	2,960,314
Cardinal Financial	327,300	6,303,798
City Holding	202,084	8,905,842
CoBiz Financial @	364,400	3,953,740
Evercore Partners Class A	196,400	9,165,988
First NBC Bank Holding †	75,200	1,773,216
FirstMerit	454,000	8,912,020
Flushing Financial @	353,300	7,295,645
Great Western Bancorp	335,400	8,254,194
Houlihan Lokey	189,600	4,846,176
Independent Bank	147,800	6,384,960

2       NQ-480 [2/16] 4/16 (16279)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Financials (continued)
Infinity Property & Casualty @	84,300	$6,302,268
Old National Bancorp	698,900	7,799,724
Primerica	224,000	9,450,560
Prosperity Bancshares	222,700	9,008,215
Selective Insurance Group @	290,900	9,768,422
Sterling Bancorp	610,000	8,790,100
Stifel Financial †	265,300	7,683,088
Texas Capital Bancshares †	97,500	3,152,175
Umpqua Holdings	539,500	8,114,080
United Fire Group	157,073	6,333,183
Webster Financial	312,400	10,499,764
Western Alliance Bancorp †	288,000	8,559,360
WSFS Financial	54,539	1,652,532
		179,241,281
Healthcare – 14.23%
Acorda Therapeutics †	264,900	8,664,879
Air Methods †	271,800	9,874,494
Catalent †	386,200	9,373,074
Cepheid †	255,400	7,580,272
CONMED	224,140	8,907,324
CryoLife @	503,740	5,395,055
ICON †	135,600	9,649,296
Insys Therapeutics †	256,300	4,480,124
Ligand Pharmaceuticals Class B †	105,400	9,726,312
Medicines †	243,800	7,840,608
Merit Medical Systems †	399,987	7,523,755
Quidel †	394,300	6,178,681
Retrophin †	304,700	4,335,881
Spectrum Pharmaceuticals †	756,400	3,418,928
Team Health Holdings †	179,900	8,018,143
TESARO †	165,100	6,679,946
Vanda Pharmaceuticals †	640,600	5,028,710
WellCare Health Plans †	133,200	11,970,684
West Pharmaceutical Services	210,320	13,044,046
		147,690,212
Media – 0.64%
National CineMedia	444,850	6,650,508
		6,650,508
Real Estate – 7.77%
DCT Industrial Trust	322,650	11,676,704
EastGroup Properties	182,100	9,875,283
EPR Properties	177,600	11,052,048

NQ-480 [2/16] 4/16 (16279)       3

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Real Estate (continued)
Kite Realty Group Trust	443,700	$11,944,404
LaSalle Hotel Properties	296,800	7,227,080
Pebblebrook Hotel Trust	257,400	6,990,984
Ramco-Gershenson Properties Trust	633,600	10,644,480
Sovran Self Storage	104,930	11,168,749
		80,579,732
Technology – 16.51%
Anixter International †	110,550	4,734,857
Applied Micro Circuits †	1,151,400	6,655,092
Callidus Software †	419,400	5,758,362
ExlService Holdings †	227,090	10,693,668
GrubHub †	241,500	5,684,910
Guidewire Software †	196,900	9,693,387
inContact †	1,014,670	9,405,991
Infinera †	369,300	5,794,317
j2 Global	180,300	13,176,324
MaxLinear Class A †	332,300	5,346,707
Microsemi †	212,300	7,351,949
NETGEAR †	134,110	5,298,686
Plantronics	133,200	4,995,000
Proofpoint †	181,700	8,510,828
Q2 Holdings †	118,800	2,408,076
Qlik Technologies †	206,600	4,797,252
Ruckus Wireless †	363,400	3,517,712
SciQuest †	505,371	6,140,258
Semtech †	533,400	10,219,944
Shutterfly †	202,600	9,003,544
Silicon Laboratories †	102,300	4,219,875
Synaptics †	149,920	12,175,003
Tyler Technologies †	63,100	7,592,192
WNS Holdings ADR †	285,998	8,150,943
		171,324,877
Transportation – 1.07%
Swift Transportation †	239,100	4,074,264
XPO Logistics †	285,300	7,064,028
		11,138,292
Utilities – 2.47%
Cleco	123,500	5,669,885
Laclede Group	74,900	4,907,448
NorthWestern	200,700	11,915,559

4       NQ-480 [2/16] 4/16 (16279)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Utilities (continued)
South Jersey Industries	124,800	$3,176,160
		25,669,052
Total Common Stock (cost $1,082,882,504)		998,713,421

	Principal amount°
Short-Term Investments – 2.65%
Discount Notes – 2.63%≠
Federal Home Loan Bank
0.00% 3/1/16	1,437,717	1,437,717
0.18% 3/7/16	856,324	856,285
0.19% 3/22/16	3,025,019	3,024,541
0.294% 3/2/16	338,303	338,300
0.31% 3/9/16	2,970,842	2,970,664
0.31% 3/14/16	2,084,570	2,084,366
0.32% 4/13/16	376,747	376,606
0.335% 5/2/16	1,103,711	1,103,064
0.359% 4/22/16	2,082,535	2,081,588
0.37% 4/15/16	2,305,162	2,304,254
0.375% 4/21/16	1,514,150	1,513,475
0.375% 5/18/16	882,468	881,817
0.387% 5/27/16	6,167,085	6,162,015
0.53% 8/15/16	2,156,576	2,152,474
		27,287,166
Repurchase Agreements – 0.02%
Bank of America Merrill Lynch
0.24%, dated 2/29/16, to be repurchased on 3/1/16,
repurchase price $73,941 (collateralized by U.S.
government obligations 0.00%
11/15/18–5/15/26; market value $75,419)	73,940	73,940
Bank of Montreal
0.28%, dated 2/29/16, to be repurchased on 3/1/16,
repurchase price $123,235 (collateralized by
U.S. government obligations 0.00%–8.75%
4/15/16–2/15/44; market value $125,698)	123,234	123,234
BNP Paribas
0.29%, dated 2/29/16, to be repurchased on 3/1/16,
repurchase price $46,827 (collateralized by
U.S. government obligations 0.00%–4.50%
10/31/19–2/15/43; market value $47,763)	46,826	46,826
		244,000
Total Short-Term Investments (cost $27,528,889)		27,531,166

NQ-480 [2/16] 4/16 (16279)       5

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)

Total Value of Securities – 98.89%
(cost $1,110,411,393)	$1,026,244,587
Receivables and Other Assets Net of Liabilities – 1.11%	11,551,769
Net Assets Applicable to 60,310,291 Shares Outstanding – 100.00%	$1,037,796,356

@	Illiquid security. At Feb. 29, 2016, the aggregate value of illiquid securities was $47,132,771, which represents 4.54% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
ADR – American Depositary Receipt

6       NQ-480 [2/16] 4/16 (16279)

Notes
Delaware Small Cap Core Fund	February 29, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V (Trust) - Delaware Small Cap Core Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Feb. 29, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 29, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,110,411,393
Aggregate unrealized appreciation of investments	$39,891,515
Aggregate unrealized depreciation of investments	(124,058,321)
Net unrealized depreciation of investments	$(84,166,806)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-480 [2/16] 4/16 (16279)       7

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 29, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$998,713,421	$—	$998,713,421
Short-Term Investments	—	27,531,166	27,531,166
Total Value of Securities	$998,713,421	$27,531,166	$1,026,244,587

During the period ended Feb. 29, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 29, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 29, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8       NQ-480 [2/16] 4/16 (16279)

Schedule of investments
Delaware Small Cap Value Fund	February 29, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 99.63%✧
Basic Industry – 9.14%
Albemarle	434,200	$24,410,724
Berry Plastics Group †	1,410,110	43,896,724
Chemtura †	1,086,800	27,419,964
Clearwater Paper †	375,900	15,287,853
Fuller (H.B.)	905,500	34,852,695
Glatfelter (P.H.)	693,216	12,734,378
Kaiser Aluminum	294,027	22,525,409
Olin	1,698,500	25,749,260
Ryerson Holding @†	758,500	2,806,450
		209,683,457
Business Services – 1.63%
Deluxe	319,100	18,319,531
Essendant	358,918	10,577,314
WESCO International †	190,600	8,395,930
		37,292,775
Capital Spending – 7.76%
Altra Industrial Motion @	768,443	18,680,849
CIRCOR International	184,500	7,396,605
EnPro Industries	277,400	14,391,512
H&E Equipment Services	1,215,400	16,006,818
ITT	996,900	35,150,694
MasTec †	1,906,900	32,379,162
Primoris Services @	1,064,700	22,741,992
Regal Beloit	336,100	18,344,338
Thermon Group Holdings @†	759,800	12,878,610
		177,970,580
Consumer Cyclical – 3.97%
Barnes Group	451,400	15,487,534
Knoll	715,569	13,667,368
Meritage Homes †	867,500	28,167,725
Standard Motor Products @	465,940	14,029,453
Tenneco †	432,300	19,678,296
		91,030,376
Consumer Services – 7.97%
Asbury Automotive Group †	176,000	10,278,400
Cato Class A	301,044	10,897,793
Cheesecake Factory	473,700	23,637,630
Cinemark Holdings	522,231	17,285,846
Finish Line Class A	398,600	7,262,492
Genesco †	151,081	9,968,324
International Speedway Class A @	519,700	17,924,453

NQ-021 [2/16] 4/16 (16281)     1

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Consumer Services (continued)
Madden (Steven) †	505,450	$17,791,840
Meredith	316,218	13,752,321
Texas Roadhouse	513,400	21,413,914
UniFirst	186,700	19,680,047
Wolverine World Wide	680,900	12,889,437
		182,782,497
Consumer Staples – 3.83%
Core-Mark Holding	251,200	18,495,856
J&J Snack Foods	208,800	23,132,952
Pinnacle Foods	483,200	20,869,408
Scotts Miracle-Gro Class A	367,600	25,371,752
		87,869,968
Energy – 4.24%
Bonanza Creek Energy †	859,800	1,599,228
Dril-Quip †	248,900	13,502,825
Helix Energy Solutions Group †	1,783,000	6,953,700
Jones Energy Class A †	393,000	589,500
Oasis Petroleum †	1,776,600	9,575,874
Patterson-UTI Energy	1,335,400	20,752,116
SM Energy	764,400	6,910,176
Southwest Gas	560,700	34,202,700
Whiting Petroleum †	772,500	3,097,725
		97,183,844
Financial Services – 26.83%
American Equity Investment Life Holding	1,229,900	16,726,640
Bank of Hawaii	642,700	40,811,450
Boston Private Financial Holdings	1,671,200	17,647,872
Community Bank System @	898,300	33,264,049
East West Bancorp	1,948,123	58,385,246
First Financial Bancorp @	1,397,900	23,442,783
First Interstate BancSystem	561,800	15,056,240
First Midwest Bancorp	1,283,700	21,437,790
Great Western Bancorp	1,098,350	27,030,394
Hancock Holding	1,253,800	28,925,166
Independent Bank	273,200	11,802,240
Infinity Property & Casualty @	259,682	19,413,826
Main Street Capital	553,600	16,286,912
NBT Bancorp @	1,098,800	28,349,040
ProAssurance	578,900	28,545,559
Prosperity Bancshares	458,600	18,550,370
S&T Bancorp @	622,756	15,705,906

2     NQ-021 [2/16] 4/16 (16281)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Financial Services (continued)
Selective Insurance Group @	1,295,500	$43,502,890
Stifel Financial †	680,700	19,713,072
Umpqua Holdings	814,900	12,256,096
Validus Holdings	556,484	24,991,696
Valley National Bancorp	2,956,800	26,611,200
Webster Financial	1,314,900	44,193,789
WesBanco @	794,200	22,452,034
		615,102,260
Healthcare – 6.39%
Haemonetics †	402,800	12,921,824
Owens & Minor	730,100	28,773,241
Service International	950,100	22,346,352
STERIS	291,480	18,747,994
Teleflex	151,200	21,594,384
VCA †	445,800	22,749,174
VWR †	794,316	19,381,310
		146,514,279
Real Estate – 8.52%
Alexander & Baldwin	512,300	17,172,296
Brandywine Realty Trust	2,145,037	26,405,406
Education Realty Trust	501,233	19,873,888
Healthcare Realty Trust	841,700	24,417,717
Highwoods Properties	718,100	31,273,255
Lexington Realty Trust	2,676,900	20,719,206
Ramco-Gershenson Properties Trust	1,083,689	18,205,975
Summit Hotel Properties	1,434,700	15,509,107
Washington Real Estate Investment Trust	845,400	21,870,498
		195,447,348
Technology – 13.19%
Brocade Communications Systems	1,561,100	15,501,723
Cirrus Logic †	586,000	20,644,780
CommScope Holding †	1,125,948	28,362,630
Electronics For Imaging †	692,800	27,441,808
NetScout Systems †	663,300	13,710,411
ON Semiconductor †	2,927,800	24,564,242
PTC †	736,800	22,774,488
Super Micro Computer †	740,300	24,037,541
Synopsys †	913,000	40,856,750
Tech Data †	452,800	31,881,648
Teradyne	1,231,900	23,504,652
Vishay Intertechnology	2,454,800	29,064,832
		302,345,505

NQ-021 [2/16] 4/16 (16281)     3

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Transportation – 2.93%
Kirby †	251,700	$14,248,737
Matson	479,100	19,207,119
Saia †	330,050	8,663,814
Werner Enterprises	948,400	25,180,020
		67,299,690
Utilities – 3.23%
Black Hills	404,000	22,628,040
El Paso Electric	537,500	21,956,875
NorthWestern	495,200	29,400,024
		73,984,939
Total Common Stock (cost $2,130,965,110)		2,284,507,518

	Principal amount°
Short-Term Investments – 0.39%
Discount Notes – 0.24%≠
Federal Home Loan Bank
0.18% 3/7/16	2,713,266	2,713,144
0.295% 3/2/16	2,791,433	2,791,411
		5,504,555
Repurchase Agreements – 0.15%
Bank of America Merrill Lynch
0.24%, dated 2/29/16, to be repurchased on 3/1/16,
repurchase price $1,000,320 (collateralized by U.S.
government obligations 0.00%
11/15/18–5/15/26; market value $1,020,319)	1,000,313	1,000,313
Bank of Montreal
0.28%, dated 2/29/16, to be repurchased on 3/1/16,
repurchase price $1,667,202 (collateralized by
U.S. government obligations 0.00%–8.75%
4/15/16–2/15/44; market value $1,700,533)	1,667,189	1,667,189
BNP Paribas
0.29%, dated 2/29/16, to be repurchased on 3/1/16,
repurchase price $633,503 (collateralized by
U.S. government obligations 0.00%–4.50%
10/31/19–2/15/43; market value $646,169)	633,498	633,498
		3,301,000
Total Short-Term Investments (cost $8,805,596)		8,805,555

4     NQ-021 [2/16] 4/16 (16281)

(Unaudited)

Total Value of Securities – 100.02%
(cost $2,139,770,706)	$2,293,313,073
Liabilities Net of Receivables and Other Assets – (0.02%)	(389,892)
Net Assets Applicable to 51,627,813 Shares Outstanding – 100.00%	$2,292,923,181

@	Illiquid security. At Feb. 29, 2016, the aggregate value of illiquid securities was $275,192,335, which represents 12.00% of the Fund’s net assets.
✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

NQ-021 [2/16] 4/16 (16281)     5

Notes
Delaware Small Cap Value Fund	February 29, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V (Trust) - Delaware Small Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Feb. 29, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 29, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$2,139,770,706
Aggregate unrealized appreciation of investments	$416,823,351
Aggregate unrealized depreciation of investments	(263,280,984)
Net unrealized appreciation of investments	$153,542,367

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

6     NQ-021 [2/16] 4/16 (16281)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 29, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$2,284,507,518	$—	$2,284,507,518
Short-Term Investments	—	8,805,555	8,805,555
Total Value of Securities	$2,284,507,518	$8,805,555	$2,293,313,073

During the period ended Feb. 29, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 29, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 29, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-021 [2/16] 4/16 (16281)     7

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: